Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Net Deferred Tax Assets	The components of the net deferred tax assets were approximately as follows as of December 31, 2023 and 2022:
	2023	2022
Net operating loss carryforwards	$9,067,000	$5,600,000
Section 174 research and development capitalization	2,490,000	1,807,000
Research credits	1,535,000	1,364,000
Fixed assets and intangible assets	401,000	321,000
Right of use asset	(613,000)	(598,000)
Lease liability, net	657,000	634,000
Accruals and others	66,000	42,000
	13,603,000	9,170,000
Less: valuation allowance	(13,603,000)	(9,170,000)
Net deferred tax assets	$-	$-

Schedule of Liability for Uncertain Tax Positions, Excluding Potential Interest and Penalties	A reconciliation of the beginning and ending amount of the liability for uncertain tax positions, excluding potential interest and penalties, is as follows:
Balance as of December 31, 2022	$427,000
Increase/(decrease) based on current year tax positions	17,000
Increase/(decrease) for prior year tax positions	15,000
Lapses of applicable statutes	-
Balance as of December 31, 2023	$459,000